Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
U.S. Group Savings Plan
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

Sanofi U.S. Group Savings Plan

PLAN EIN:	36-4406953
PLAN NUMBER:	005

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
As of December 31, 2025

		(c) DESCRIPTION OF
		INVESTMENT INCLUDING
	(b) IDENTITY OF ISSUE,	MATURITY DATE, RATE OF
	BORROWER, LESSOR OR	INTEREST, COLLATERAL,		(e) CURRENT
(a)	SIMILAR PARTY	PAR OR MATURITY VALUE	(d) COST	YEAR
*	Sanofi U.S. Group Savings Master Trust	Master Trust	**	$9,265,098,009

*	Participant Loans	Interest Rates 3.25% - 9.50%	-0-	42,305,142

*	Indicates party-in-interest to the Plan
**	Cost not required for participant directed investments